Carnival Corporation & PLC Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
OPERATING ACTIVITIES
Net Income	$ 2,990	$ 3,152	$ 2,606
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation and amortization	2,160	2,017	1,846
Impairments	26	16	392
Gains on fuel derivatives, net	0	(59)	(35)
Share-based compensation	46	65	63
Other, net	43	(6)	51
Adjustments to reconcile net income to net cash provided by (used in) operating activities	5,265	5,186	4,923
Changes in operating assets and liabilities
Receivables	(114)	(58)	6
Inventories	79	(67)	(49)
Prepaid expenses and other	(254)	74	(13)
Accounts payable	34	(24)	21
Accrued and other liabilities	80	(100)	73
Customer deposits	387	539	361
Net cash provided by (used in) operating activities	5,475	5,549	5,322
INVESTING ACTIVITIES
Purchases of property and equipment	(5,429)	(3,749)	(2,944)
Proceeds from sales of ships	26	389	0
Payments of fuel derivative settlements	(6)	(39)	(203)
Other, net	132	(114)	25
Net cash provided by (used in) investing activities	(5,277)	(3,514)	(3,122)
FINANCING ACTIVITIES
Proceeds from (repayments of) short-term borrowings, net	(605)	417	(29)
Principal repayments of long-term debt	(1,651)	(1,556)	(1,227)
Proceeds from issuance of long-term debt	3,674	2,542	467
Dividends paid	(1,387)	(1,355)	(1,087)
Purchases of treasury stock	(603)	(1,468)	(552)
Other, net	(82)	(39)	(24)
Net cash provided by (used in) financing activities	(655)	(1,460)	(2,452)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(9)	(1)	11
Net increase (decrease) in cash, cash equivalents and restricted cash	(465)	574	(241)
Cash, cash equivalents and restricted cash at beginning of year	996	422	662
Cash, cash equivalents and restricted cash at end of year	$ 530	$ 996	$ 422